Preferred Dividends (Tables)	3 Months Ended
Mar. 31, 2013
Preferred Dividends [Abstract]
Dividends on Preferred Stock
Preferred Dividends
 December 31,2012

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - December	$175,450
Series D Preferred Stock	608	10%	January - December	61,340
Series E Preferred Stock	2,575	12%	September - December	82,675
Series F Preferred Stock	4,150	12%	September - December	145,250
Series H Preferred Stock	1,425	**	October - December	378,500

Total				$843,215

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.

Preferred Dividends
Three months Ended March 31, 2013

	Preferred	Annual
	Shares	Dividend	Accrual	Accrued
	Outstanding	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - March	$44,384
Series D Preferred Stock	42	10%	January - March	5,111
Series E Preferred Stock	2,875	12%	January - March	81,600
Series F Preferred Stock	4,150	12%	January - March	120,805
Series H Preferred Stock	1,425	**	January - March	339,185

Total				$591,085

*   The stated dividend rate is 10%, however if the dividends are not paid, the dividend rate becomes 12%.
** Dividends accrue on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.